SCHEDULE OF RESTRICTED STOCK AND RSU ACTIVITY (Details)	3 Months Ended
Mar. 31, 2024 $ / shares shares
Service Based Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested Shares, Beginning
Nonvested weighted average grant-date fair value, Beginning | $ / shares
Nonvested Shares, Granted	19,348,954
Nonvested weighted average grant-date fair value, Granted | $ / shares	$ 4.51
Nonvested Shares, Vested
Nonvested weighted average grant-date fair value, Vested | $ / shares
Nonvested Shares, Vested
Nonvested Shares, Forfeited
Nonvested weighted average grant-date fair value, Forfeited | $ / shares
Nonvested Shares, Ending	19,348,954
Nonvested weighted average grant-date fair value, Ending | $ / shares	$ 4.51
Performance Based R S Us [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nonvested Shares, Beginning	10,900,128
Nonvested weighted average grant-date fair value, Beginning | $ / shares	$ 2.97
Nonvested Shares, Granted
Nonvested weighted average grant-date fair value, Granted | $ / shares
Nonvested Shares, Vested	7,148,506
Nonvested weighted average grant-date fair value, Vested | $ / shares	$ 2.85
Nonvested Shares, Vested	(7,148,506)
Nonvested Shares, Forfeited
Nonvested weighted average grant-date fair value, Forfeited | $ / shares
Nonvested Shares, Ending	3,751,622
Nonvested weighted average grant-date fair value, Ending | $ / shares	$ 3.19